Selective Quarterly Financial Data (unaudited) (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Selective quarterly financial data (unaudited)
Net income / (loss)	$ (10,922,919)	$ (3,396,176)	$ (229,443)	$ (16,282,682)	$ (14,000,632)	$ 16,692,303	$ (13,551,965)	$ (6,332,096)	$ 5,957,314	$ 9,708,384	$ (5,339,241)	$ (1,996,015)	$ (30,831,220)		$ (17,192,390)		$ 8,330,442
Series A
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	252,136,637	278,403,557	303,708,654	327,717,234	324,770,222	312,831,615	307,193,411	297,988,615	284,670,875	273,646,831	248,806,927	219,302,384	290,491,520	[1]	310,695,966	[1]	256,606,754	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ (0.0370)	$ (0.0104)	$ (0.0009)	$ (0.0432)	$ (0.0369)	$ 0.0454	$ (0.0378)	$ (0.0181)	$ 0.0174	$ 0.0295	$ (0.0174)	$ (0.0069)	$ (0.0917)	[1]	$ (0.0476)	[1]	$ 0.0279	[1]
Series F
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	78,737	81,258	86,373	90,659	92,337	93,433	94,738	96,347	98,273	100,000	101,826	105,082	84,257	[1]	94,216	[1]	101,295	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ (8.80)	$ (2.79)	$ 0.13	$ (10.34)	$ (9.52)	$ 11.41	$ (8.90)	$ (4.31)	$ 4.30	$ 6.89	$ (4.31)	$ (2.10)	$ (21.91)	[1]	$ (11.37)	[1]	$ 4.46	[1]
Series G
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	21,896,186	22,621,697	23,497,617	24,305,942	25,041,655	25,494,239	26,297,047	26,951,719	27,725,166	28,313,021	28,907,866	30,194,766	23,080,361	[1]	25,946,165	[1]	28,785,205	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ (0.0381)	$ (0.0121)	$ 0.0000	$ (0.0448)	$ (0.0415)	$ 0.0496	$ (0.0385)	$ (0.0187)	$ 0.0187	$ 0.0298	$ (0.0187)	$ (0.0089)	$ (0.0951)	[1]	$ (0.0496)	[1]	$ 0.0193	[1]
Series I
Selective quarterly financial data (unaudited)
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	2,000,105	1,926,284	1,996,632	2,152,850	2,686,980	2,730,581	2,654,107	2,574,311	2,583,580	2,412,345	2,263,044	1,278,174	2,018,968	[1]	2,661,493	[1]	2,134,286	[1]
Net Income / (Loss) per weighted average (in dollars per unit)	$ (0.0352)	$ (0.0073)	$ 0.0103	$ (0.0427)	$ (0.0370)	$ 0.0624	$ (0.0362)	$ (0.0123)	$ 0.0266	$ 0.0411	$ (0.0114)	$ 0.0102	$ (0.0772)	[1]	$ (0.0214)	[1]	$ 0.0726	[1]

[1]	The weighted average number of Units outstanding is computed for purposes of disclosing net income / (loss) per weighted average Unit. The weighted average number of Units outstanding for the years ended December 31, 2012, 2011, and 2010 equals the Units outstanding as of such date, adjusted proportionately for Units sold and redeemed based on the respective length of time each was outstanding during the year.